Unit-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of valuation assumptions

The expected dividend yield was based upon projected performance of the Partnership.

2014
Grant-date fair value	$4.24
Expected volatility	36.0%
Expected dividend yield	5.9%
Expected term (in years)	3.0
Risk-free rate	0.99%

Schedule of unit option activity

The following table presents the unit option activity under the LTIP for the six months ended June 30, 2014:

		Weighted Average
	Unit Options	Exercise Price	Remaining Term	Intrinsic Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	—	$—
Granted	2,500,000	$26.00

Outstanding at June 30, 2014	2,500,000	$26.00	2.97	$19,500

Vested and Expected to vest at June 30, 2014	2,500,000	$26.00	2.97	$19,500

Exercisable at June 30, 2014	—	$—	—	$—